Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following summarizes the asset management fees and sub-advisory fees we have incurred related to AAM, AAME and other Apollo affiliates:

	Years ended December 31,
(In millions)	2016	2015	2014
Asset management fees	$229	$226	$222
Sub-advisory fees	66	42	36
The following represents the assets sub-advised by AAME:

	December 31,
(In millions)	2016	2015
Fixed maturity securities
Foreign governments	$2,062	$2,349
Corporate	1,567	1,607
Equity securities	187	220
Mortgage loans	—	139
Investment funds	34	41
Policy loans	6	9
Real estate	541	566
Other investments	153	125
Cash and cash equivalents	25	—
Total assets sub-advised by AAME	$4,575	$5,056
The MSAA covers services rendered by Apollo-affiliated sub-advisors relating to the following investments:

	December 31,
(In millions, except for percentages)	2016	2015
Fixed maturity securities
U.S. state, municipal and political subdivisions	$5	$10
Foreign governments	149	107
Corporate	2,032	1,435
CLO	4,727	4,339
ABS	911	1,746
CMBS	975	1,010
RMBS	—	21
Mortgage loans	1,767	1,594
Investment funds	23	21
Trading securities	126	207
Funds withheld at interest	1,682	1,182
Other investments	81	83
Total assets sub-advised by Apollo affiliates	$12,478	$11,755
Percent of assets sub-advised by Apollo affiliates to total AAM-managed assets	19%	20%